NOTE 8 – LOAN PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Loans Payable, Current	$ 13,400	$ 13,496
Loans Payable, Noncurrent	22,518	33,360
Payments of Financing Costs	10,792
Payments for Loans	$ 10,792	$ 10,294
Vehicle [Member]
Short-term Debt [Line Items]
Debt Instrument, Term	5 years
Debt Instrument, Interest Rate, Effective Percentage	6.90%